Financial risk - Bank’s liquidity ratios (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Net liquid assets ratio	199.19%	249.42%
Year average
Disclosure of financial assets [line items]
Net liquid assets ratio	122.80%	115.98%
Maximum of the year
Disclosure of financial assets [line items]
Net liquid assets ratio	306.82%	249.42%
Minimum of the year
Disclosure of financial assets [line items]
Net liquid assets ratio	66.43%	53.26%